4. Loans Payable (Details - Related Parties) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning	$ 0
Cash payments	(39,161)	$ 0
Balance, ending	7,457	0
Notes Payable Related Party [Member]
Balance, beginning	0
Cash additions	0
Expense additions	46,618
Cash payments	(39,161)
Balance, ending	$ 7,457	$ 0